UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market-Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-5430

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              36

Form 13F Information Table Value Total:  $      216,714
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs                  COM            002824100      805   12,300 SH       SOLE                 12,300      0    0
ADT Corp                     COM            00101J106    3,293   70,852 SH       SOLE                 70,852      0    0
American International Group COM            26874784     5,520  156,385 SH       SOLE                156,385      0    0
American Tower Corp          COM            029912201      423    5,485 SH       SOLE                  5,485      0    0
Amgen Incorporated           COM            31162100       222    2,580 SH       SOLE                  2,580      0    0
Apple Computer               COM            037833100    8,812   16,559 SH       SOLE                 16,559      0    0
Arch Capital                 ORD            G0450A105   10,084  229,083 SH       SOLE                229,083      0    0
BERKSHIRE HATHAWAY I         CL B           084670702   15,600  173,921 SH       SOLE                173,921      0    0
Blackstone Group LP          COM UNIT LTD   09253U108    9,021  578,676 SH       SOLE                578,676      0    0
Boeing Co.                   COM            09702315    11,793  156,500 SH       SOLE                156,500      0    0
Canadian Pacific Railway     COM            13645T100    6,571   64,665 SH       SOLE                 64,665      0    0
Chevrontexaco Corp           COM            166764100      283    2,621 SH       SOLE                  2,621      0    0
Crown Castle Intl Cor        COM            228227104      368    5,100 SH       SOLE                  5,100      0    0
Crown Holdings Inc           COM            228368106   13,530  367,579 SH       SOLE                367,579      0    0
Ensco International Inc.     COM            29358Q109      309    5,225 SH       SOLE                  5,225      0    0
Enstar Group                 COM            29358R107    5,023   44,864 SH       SOLE                 44,864      0    0
Exxon Mobil Corp             COM            30231G102    1,553   17,950 SH       SOLE                 17,950      0    0
Goldman Sachs Group          COM            38141G104   10,901   85,460 SH       SOLE                 85,460      0    0
Google Inc                   COM            38259P508    8,053   11,385 SH       SOLE                 11,385      0    0
Gunther International        COM            40320312         1   10,000 SH       SOLE                 10,000      0    0
International Business       COM            459200101      210    1,098 SH       SOLE                  1,098      0    0
Johnson & Johnson Co         COM            478160104      685    9,776 SH       SOLE                  9,776      0    0
JP Morgan Chase              COM            4662H100       927   21,099 SH       SOLE                 21,099      0    0
Legacy Reserves Lp           INT LP INT     524707304    5,493      230 SH       SOLE                    230      0    0
Minnesota Mining and         COM            88579Y101      297    3,200 SH       SOLE                  3,200      0    0
Oracle Corp                  COM            68389X105   11,323  339,836 SH       SOLE                339,836      0    0
Pepsico Inc                  COM            713448108   12,243  178,916 SH       SOLE                178,916      0    0
Plains All American          COM            726503105    7,915  174,975 SH       SOLE                174,975      0    0
Procter & Gamble Co          COM            742718109    8,770  129,182 SH       SOLE                129,182      0    0
Qualcomm                     COM            747525103    8,630  139,515 SH       SOLE                139,515      0    0
Republic Services In         COM            760759100    9,651  329,059 SH       SOLE                329,059      0    0
Retail Oppty Ivenstm         COM            76131N101    6,965  542,088 SH       SOLE                542,088      0    0
Schlumberger                 COM            806857108   12,148  175,313 SH       SOLE                175,313      0    0
Tyco Intl. LTD New           SHS            H89128104    2,959  101,170 SH       SOLE                101,170      0    0
Union Pacific Corp           COM            907818108    5,375   42,758 SH       SOLE                 42,758      0    0
Wells Fargo & Co. Ne         COM            949746101   10,958  320,615 SH       SOLE                320,615      0    0
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